Consolidated Statements of Changes in Shareholders Equity - CAD ($)	Shares Capital [Member]	Reserves [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 111,690,762	$ 6,876,998	$ (33,869,041)	$ 84,698,719
Balance share at Dec. 31, 2015	167,769,539
Statement Line Items [Line Items]
Shares issued for cash	$ 68,087,433			68,087,433
Shares issued for cash, shares	41,968,367
Share issuance costs	$ (3,429,410)			(3,429,410)
Shares issued for investment in associated company	$ 1,678,522			1,678,522
Shares issued for investment in associated company, shares	532,864
Stock options exercised	$ 5,862,187	(2,602,487)		3,259,700
Stock options exercised, shares	3,777,161
Stock options expired		(463,218)	463,218
Stock options cancelled		(44,397)	44,397
Warrants exercised	$ 7,468,804			7,468,804
Warrants exercised, shares	7,468,804
Share-based compensation		1,324,521		1,324,521
Impact of share-based payment expense in associated company		218,874		218,874
Net loss for the year			(9,465,128)	(9,465,128)
Balance at Dec. 31, 2016	$ 191,358,298	5,310,291	(42,826,554)	153,842,035
Balance share at Dec. 31, 2016	221,516,735
Statement Line Items [Line Items]
Shares issued for investment in associated company
Stock options exercised	$ 4,028,057	(1,782,269)		2,245,788
Stock options exercised, shares	2,448,916
Stock options expired		(183,406)	183,406
Adjustment in investment in associated company		(218,874)	227,836	8,962
Share issued pursuant to the acquisition of associated company	$ 24,970,694			24,970,694
Share issued pursuant to the acquisition of associated company, shares	9,352,320
Issuance of replacement stock options and warrants		576,506		576,506
Warrants exercised	$ 584,056	(332,551)		251,505
Warrants exercised, shares	218,700
Share-based compensation		3,136,225		3,136,225
Net loss for the year			(11,426,786)	(11,426,786)
Balance at Dec. 31, 2017	$ 220,941,105	$ 6,505,922	$ (53,842,098)	$ 173,604,929
Balance share at Dec. 31, 2017	233,536,671